UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2020

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting MH Elite Portfolio of Funds Trust. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting MH Elite Portfolio of Funds Trust at 1.800.318.7969.

You may elect to receive all future reports in paper free of charge by contact MH Elite Portfolio of Funds Trust at 1.800.318.7969 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all MH Elite Portfolio of Funds Trust mutual funds.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2020 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

COVID – 19 is also known as a coronavirus pandemic.

A pandemic is the worldwide spread of a new disease.

A stock market pandemic is the worldwide spread of new misinformation leading to fear and uncertainty. As the fear and uncertainty spread, we witnessed unusually high unemployment, isolation, evictions, bankruptcies, food lines and a genuine feeling of helplessness.

Former President Trump was quoted in February, “It’s going to disappear. One day – it’s like a miracle – it will disappear. And from our shores, we- you know, it could get worse before it gets better. It could maybe go away. We’ll see what happens. Nobody really knows.”

While the reference was to the corona virus disappearing, it actually was more reflective of how the stock market performed in 2020. Nobody could have foreseen or predicated the stock market’s performance and it certainly got worse before getting better. The stock market reached new depths and record setting highs while the economy was, and still is, in disarray.

The U.S. stock market shrugged off a recession in the first quarter on its way to setting record highs throughout the year. The year started with a laundry list of worries including an assassination of a high ranking Iranian general in Iraq by the U.S., an impeachment trial for only the third time in our history, tensions between oil rich Saudi Arabia and Russia and the coronavirus spread from Wuhan, China.

The first quarter saw the most volatile month in market history. Stocks hit record highs to start the year and then abruptly and routinely set new records for worst one day point drops throughout February and March in response to the rapid spread of the coronavirus, COVID-19. The S&P 500 Index fell 34% in just 23 trading days in March as the longest bull market in history collapsed into bear market territory and then, like a miracle, it disappeared.

With the U.S. Federal Reserve slashing interest rates to zero, Congress’ approval of the CARES Act and sending out stimulus checks, the S&P 500 Index responded by recording its second-best monthly performance since 1976 in April and had gained 30.4% from its low on March 23. Stocks continued to rally in the second quarter as the S&P 500 had its best quarterly performance since 1957, while the economy worsened, with unemployment approaching 15%, a rate not seen since the Great Depression. By July, the Index had turned positive for the year, an astonishing accomplishment considering it had been down almost 34% earlier in the year.

Expect the unexpected. Stocks fared well in August, despite the global pandemic, high unemployment and a tumultuous election on the horizon. August’s rally in U.S. stocks was followed up with the worst September performance in nearly a decade. Deal or no deal. As Congress could not agree on a second stimulus package, stock prices bounced around in October before taking off in November. Despite 24/7 media coverage of conspiracy theories, fraud and abuses of power, a toxic and contentious Presidential election couldn’t derail a historic November rally led by small cap stocks which were up over 18% for the month. And surprisingly, value stocks outpaced their growth counterparts. To highlight the uncharacteristic movements in the stock market in 2020, energy stocks gained 28% in November and yet were still down 36.5% from the start of the year. A memorable year indeed for the stock market. The S&P 500 Index was up 5%, down by 35% and then up 60%. The year ended with the passage of the second coronavirus relief bill and the rollout of vaccines raising everyone’s expectations for better days ahead. For those who believe the cup is half filled, the S&P 500 had 5 consecutive monthly advances in 2020. This has only happened 26 times since 1950. In 96% of those occasions, the Index has had a positive return a year after the streak.

Things are not always the way they appear to be. One needs to investigate how indexes are created to get a better sense of how the stock market performs. Many of the major indexes are capitalization weighted, meaning that each company’s value, or market capitalization, determines how much weight it has in the index. For example, the five largest companies in the S&P 500 index were Apple, Microsoft, Amazon, Facebook and Google owner Alphabet, all tech companies. Combined they accounted for nearly 23% of the market value of the entire index and accounted for about half of the S&P 500’s return. A rising tide lifts all boats isn’t necessarily true. While all major indexes were up significantly, the same cannot be said for all stocks. The best performing sector was technology with a gain of 55%. The worst performing sectors were financials (down 1%) and real estate (down 4.5%). Healthcare (+27%) and Communications (+24%) also performed well. According to one market strategist, for every one stock that advanced there were 1.7 stocks that declined in the S&P 500 index.

MH Elite Small Cap Fund of Funds was up 20.41% in 2020 versus the 19.96% return of the Russell 2000 Index. While we track the Russell 2000 Index as our benchmark for small cap stocks there are other small cap indexes. For example, our position in Vanguard Tax-Managed Small Cap tracks the performance of the S&P Small Cap 600 Index which underperformed the Russell 2000 Index with a gain of 11%. The recent trend of growth stocks outperforming value-oriented investments continued through October. Value stocks bucked the recent trend by outperforming growth stocks in November and December. For the year, small cap value funds significantly underperformed small cap growth funds. According to Morningstar, the small value category gained 4% while small cap growth category was up 38.6% on average. We will maintain our focus on building a diversified portfolio of funds representing the full spectrum of investment choices within the small cap sector including both value oriented and growth focused funds.

Notable changes in the fourth quarter to the portfolio included liquidating Cambiar Westwood Small Cap Fund, Wasatch Small Cap Value, Federated Kaufmann Small Cap, Nationwide WCM Focused Small Cap Fund and trimming our position in Virtus Small Cap Sustainable Growth Fund. New additions to the portfolio were Calvert Small Cap, Heartland Value Plus, Franklin Small Cap Value, Paradigm Micro Cap and Principal Small Cap Blend Fund.

Our top performing holdings were clearly our growth funds with gains in excess of 40% led by Baron Discovery (65%), T Rowe Price New Horizons (58%), Alger Small Cap Focus (53%) and Virtus Small Cap Sustainable Growth Fund (43%). Funds that were a drag on performance were our value positions in Vanguard Small Cap Value Index (6%), MFS New Discovery Value (4%) and AMG River Road Small-Mid Cap Value Fund (2%) which, at the time of this writing, has been sold.

MH Elite Fund of Funds was up 19.75% in 2020 versus the 20.96% return of the Russell 1000 Index and the 18.39% return of the S&P 500 Index. Growth funds, with the technology sector up 55%, clearly outperformed value funds. Mid and Large Cap Growth Funds on average were up over 35% while Mid and Large Cap Value Funds had gains under 3% for the year. As we invest in both value and growth investing styles it is expected that our returns would reflect the disparity in fund returns and, naturally, represent more of an average of the two investing styles.

As expected, our growth-oriented funds were our best performers led by T. Rowe Price Global Technology (75%), Shelton Nasdaq 100 Index (48%), Principal Blue Chip (35%), Loomis Sayles Growth (32%), Fidelity Select Medical Tech and Devices (30%) and Primecap Odyssey

Aggressive Growth (29%). Our weakest performers were value funds Columbia Dividend Income (8%), Hillman Value (6%) and Nuance Mid Cap Value (5%). Also underperforming the broader market were T. Rowe Price Dividend Growth (14%) and Vanguard Dividend Growth (12%).

Changes to the portfolio included replacing Gotham Index Plus, Primecap Odyssey Stock, Pimco RAE Plus and T. Rowe Price Blue Chip with Homestead Value, Fidelity Select Retailing and Hartford Core Equity Fund. We also trimmed our positions in Akre Focus (lead portfolio manager stepped down in 2020) and DoubleLine Shiller Enhanced Cape Fund in order to increase our positions in Homestead Value and Hillman Focused.

MH Elite Select Portfolio of Funds was up 20.22%, outperforming most foreign markets. Around the globe, on average, emerging market funds gained 18%, European funds were up 8%, Latin America region was down 14%, the PacificAsia region was up 20% and the MSCI World Index gained 16%.

We received strong performances from emerging market holdings, Artisan Developing World (81%) and Virtus KAR Emerging Markets Small Cap (39%). Foreign Developed Market positions contributed as well to our gains in 2020 led by Vanguard International Growth (60%), Brown Capital Management International Small Co. (45%) and Artisan International Small Mid Cap Fund (33%). Unlike last year when real estate holdings were some of our best performers, they significantly lagged in 2020. MFS Global Real Estate was up only 2% while Cohen & Steers Real Estate lost 2%. In 2019, Cohen & Steers Real Estate Securities had gained 31.5% and MFS Global Real Estate was up 26.5%. Pimco StockPlus International also disappointed with a gain of 5% and will likely be replaced in the coming year.

A number of changes were made in December. Vanguard Global Minimum Volatility, Japan Small Cap Fund, T. Rowe Price Emerging Market Stock, Lazard Listed Infrastructure, Tweedy Browne Global Value and Invesco Oppenheimer International Small Mid Cap Fund were replaced with Fidelity Pacific Basin, WCM Focused International Growth, Fidelity Nordic, WCM Focused Emerging Market, T. Rowe Price Global Industries and Alpha Centric Robotics and Automation Fund.

The fund has a current allocation of 50% invested in Foreign Developed Markets, 25% in Emerging Market funds, 8% in funds within the Natural Resources category, 8% in the Real Estate sector and 9% in other alternative strategies and cash.

MH Elite Income Fund of Funds was up 5.26% in 2020, trailing the Barclay’s US Aggregate Bond Index return of 7.51%. Real estate and utilities were our biggest distractors to performance. Alpha Centric Income Opportunities, which focuses on income within the real estate sector including investing in mortgage-backed securities, was our worst performer with a loss of 10.6%. Vanguard Utilities Index was also in the red with a loss of 0.8%.

There were a number of holdings with outstanding returns led by Columbia Convertible Securities (48%), Vanguard Emerging Market Bond (15%), Guggenheim Total Return Bond (15%) and Fidelity Select Strategic Dividend and Income (11%).

Changes to the portfolio included replacing high yield Fidelity Capital and Income with Diamond Hill High Yield and Metropolitan West High Yield, selling Goldman Sachs Emerging Market Debt to add to Vanguard Emerging Market Bond, replaced Credit Suisse Floating Rate High Income with Catalyst Floating Rate Income, replaced Pimco International Bond with Dodge and Cox Global Bond and sold Pimco Investment Grade Credit to buy Carillon Reams Core Plus Bond Fund.

Currently 40% of the portfolio is invested in traditional bond funds with an emphasis on short term, intermediate term and multisector bond funds. The portfolio is further diversified by allocating 8% to High Yield Bond Funds, 7% to Floating Rate/Bank Loan Funds, 7% to Emerging Market Bond Funds, 10% to World Bond Funds, 25% to alternative income strategies and holding

3% in cash. Alternative income strategies include investing in Utilities, Convertible Securities and funds that generate income from stock dividends.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach all within the MH Elite Family of Funds.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Investing can be very precarious. Market cycles are a persistent theme when it comes to investing. Growth stocks outperformed value significantly for the fourth year in a row. Historically the 1990’s heavily favored growth, the 2000’s favored value and the decade just ended skewed back towards growth. Was the November/December rally in value stocks a signal that value stocks will outperform growth stocks in the coming years? Are we seeing a rotation out of U.S. dominance over international stocks? The 1990’s favored U.S. stocks over foreign stocks. International and emerging markets had superior returns in the 2000’s. U.S. stocks trounced international stocks again from 2010 through 2019. There are also sector cycles to consider. The tech sector, as it has been the past two years, was all the rage right before the dot.com bubble burst in 2000. Financial stocks were hot in 2007 before the demise of Lehman Brothers and energy stocks were on a tear in 2008 before oil prices plunged.

It is always worth remembering that the most efficient way to building wealth is having a well-conceived investment plan that is committed to staying in the market and not trying to time the market. To reach your investment goals you need to be focused and disciplined to avoid letting the headlines scare you out of the market.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders. For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

Chief  Executive Officer and President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2020

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
MFS New Discovery Value Class R6	9.0	Paradigm Micro Cap	7.3	Alger Small Cap Focus Class I	8.5
Vanguard Small Cap Value Index Adm Class	7.8	PIMCO StocksPLUS Small Class I	7.0	T. Rowe Price New Horizons	7.7
Heartland Value Plus	6.5	Vanguard Tax-Managed Small Cap Adm Class	6.5	Baron Discovery Retail	7.5
Franklin Small Cap Value	5.4	Calvert Small Cap Class I	5.3	Virtus KAR Small-Cap Growth Class I	7.4
		Principal Investors Small Cap Class I	5.2
		AMG River Road Small-Mid Cap Value Class I	3.9

Short-Term Securities and Other Assets – 5.0%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
19%	39%	42%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2020

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2010 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2020
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	20.41%	11.46%	8.89%
Russell 2000 Index	19.96%	13.26%	11.20%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2020

Mutual Funds (95.0%)	Shares	Value

MFS New Discovery Value Class R6	47,304	$ 798,969
Alger Small Cap Focus Class I	23,321	755,357
Vanguard Small Cap Value Index Adm Class	11,358	693,611
T. Rowe Price New Horizons	8,330	685,398
Baron Discovery Retail	19,586	669,256
Virtus KAR Small-Cap Growth Class I	12,214	653,811
Paradigm Micro Cap	14,953	644,939
PIMCO StocksPLUS Small Class I	56,103	620,498
Vanguard Tax-Managed Small Cap Adm Class	7,819	580,988
Heartland Value Plus	14,517	574,160
Franklin Small Cap Value	9,004	480,996
Calvert Small Cap Class I	14,711	474,876
Principle Small Cap Class I	16,975	460,184
AMG River Road Small-Mid Cap Value Class I	40,932	350,787

Total Mutual Funds (Cost $ 6,055,355)		8,443,830

Short-Term Securities (4.2%)

Fidelity Institutional Money Market Class I 0.01% * (Cost $ 371,015)		371,015

Total Short-Term Securities		371,015

Total Investments in Securities (Cost $ 6,426,370) (99.2%)		8,814,845

Net Other Assets and Liabilities (0.80%)		71,333

Net Assets (100%)		$ 8,886,178

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2020.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2020

Assets

Investments in securities at value (Cost $ 6,426,370)	$ 8,814,845
Cash	19,752
Dividends and interest receivable	61,023

Total Assets	8,895,620

Liabilities

Due to Advisor	9,442

Total Liabilities	9,442

Net Assets	$ 8,886,178

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,005,051)	$ 5,978,721
Distributable earnings (note 4)	2,907,457

Net Assets	$ 8,886,178

Net asset value per share	$ 8.84

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2020

Investment income
Dividend income from underlying funds	$ 28,321
Interest income from underlying funds	40,426
Interest income from money market	618
Total investment income	69,365

Expenses
Investment advisory fees	70,457
Administrative service fees	17,614
Total expenses	88,071

Net investment loss	(18,706)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	245,949
Net realized gain from investments	291,739
Net change in unrealized appreciation on investments	990,532
Net realized and unrealized gain on investments	1,528,220

Net increase in net assets resulting from operations	$ 1,509,514

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2020 and 2019

	2020	2019
Increase in net assets from operations
Net investment loss	$ (18,706)	$ (13,299)
Capital gain distributions from underlying funds	245,949	165,790
Net realized gain from investments	291,739	85,864
Net change in unrealized appreciation on investments	990,532	1,153,912
Net increase in net assets resulting from operations	1,509,514	1,392,267

Distributions to shareholders	(238,355)	(433,374)

Capital share transactions (note 5)	32,097	439,310
Total increase	1,303,256	1,398,203

Net assets at beginning of year	7,582,922	6,184,719
Net assets at end of year	$ 8,886,178	$ 7,582,922

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2020

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Columbia Dividend Income Class I2	6.2	Vanguard Tax-Managed Capital App Adm Class	7.6	Shelton Nasdaq-100 Index Direct	7.2
Hillman Value No-Load	6.0	T. Rowe Price Dividend Growth	7.0	T. Rowe Price Global Technology	6.3
Homestead Value	6.0	Hartford Core Equity Class R6	6.2	Loomis Sayles Growth Class Y	5.7
		DoubleLine Shiller Enhanced CAPE Class I	6.0	Principal Blue Chip Class I	5.3
		Vanguard Dividend Growth Inv Class	5.1	Fidelity Select Medical Tech & Devices	4.8
				Akre Focus Class I	4.8
				Fidelity Select Retailing	3.1

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Nuance Mid Cap Value Class I	2.8	No investments in this category		Primecap Odyssey Aggressive Growth	6.8

Short-Term Securities and Other Assets – 3.1%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
23%	40%	37%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2020

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2010 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2020
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	19.75%	12.15%	9.95%
Russell 1000 Index	20.96%	15.60%	14.01%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2020

Mutual Funds (96.9%)	Shares	Value

Vanguard Tax-Managed Capital App Adm Class	6,216	$ 1,228,467
Shelton Nasdaq-100 Index Direct	39,886	1,165,481
T. Rowe Price Dividend Growth	18,970	1,138,412
Primecap Odyssey Aggressive Growth	20,344	1,091,854
T. Rowe Price Global Technology	37,538	1,025,526
Columbia Dividend Income Class I2	38,089	999,831
Hartford Core Equity Class R6	23,918	995,695
DoubleLine Shiller Enhanced CAPE Class I	52,420	971,333
Homestead Value	20,415	965,211
Hillman Value No Load	33,934	962,024
Loomis Sayles Growth Class Y	39,936	924,121
Principal Blue Chip Class I	24,797	864,687
Vanguard Dividend Growth Inv Class	24,679	820,342
Fidelity Select Medical Tech & Devices	10,761	783,759
Akre Focus Class I	14,000	770,700
Fidelity Select Retailing	22,104	502,874
Nuance Mid Cap Value Class I	31,703	445,109

Total Mutual Funds (Cost $ 10,714,380)		15,655,426

Short-Term Securities (1.9%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 307,608)		307,608

Total Short-Term Securities (Cost $ 307,608)		307,608

Total Investments in Securities (Cost $ 11,021,988) (98.8%)		15,963,034

Net Other Assets and Liabilities (1.2%)		186,681

Net Assets (100%)		$ 16,149,715

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2020.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2020

Assets

Investments in securities at value (Cost $ 11,021,988)	$ 15,963,034
Cash	119,271
Dividends and interest receivable	84,587

Total Assets	16,166,892

Liabilities

Due to Advisor	17,177

Total Liabilities	17,177

Net Assets	$ 16,149,715

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,885,633)	$ 10,163,305
Distributable earnings (note 4)	5,986,410

Net Assets	$ 16,149,715

Net asset value per share	$ 8.56

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2020

Investment income
Dividend income from underlying funds	$ 113,422
Interest income from money market	2,048
Total investment income	115,470

Expenses
Investment advisory fees	137,999
Administrative service fees	34,500
Total expenses	172,499

Net investment loss	(57,029)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	391,909
Net realized gain from investments	673,055
Net change in unrealized appreciation on investments	1,612,377
Net realized and unrealized gain on investments	2,677,341

Net increase in net assets resulting from operations	$ 2,620,312

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2020 and 2019

	2020	2019
Increase in net assets from operations
Net investment loss	$ (57,029)	$ (22,539)
Capital gain distributions from underlying funds	391,909	411,712
Net realized gain from investments	673,055	174,422
Net change in unrealized appreciation on investments	1,612,377	2,305,539
Net increase in net assets resulting from operations	2,620,312	2,869,134

Distributions to shareholders	(563,595)	(422,431)

Capital share transactions (note 5)	(40,346)	(12,827)
Total increase	2,016,371	2,433,876

Net assets at beginning of year	14,133,344	11,699,468
Net assets at end of year	$ 16,149,715	$ 14,133,344

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2020

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
Vanguard International Growth Adm Class	10.4	Artisan Developing World Inv Class	9.6	AllianzGl Global Water Class I	4.0
MFS International Intrinsic Value Class I	7.5	Virtus Kar Emerging Markets Small Cap Class I	5.8	Vanguard Materials Index Adm Class	3.9
Brown Capital Management International Small Co Inv Class	6.1	Invesco Oppenheimer Developing Markets Class Y	4.9
PIMCO StocksPLUS Intl (USD-Hedged) Class I	6.1	Fidelity Pacific Basin	3.5
Artisan International Small Mid Inv Class	5.9	Fidelity Nordic	3.5
WCM Focused International Growth Class I	4.2
Fidelty International Capital Appreciation	3.9

Global Real Estate	%
MFS Global Real Estate R6	3.8
Cohen & Steers Real Estate Securities Class I	3.4

Short-Term Securities and Other Assets – 13.5%

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2020

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
MSCI ACWI EX USA IMI $17,124
MH Elite Select Portfolio of Funds $15,664
MH Elite Select Portfolio of Funds
MSCI ACWI exUSAIMI

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2010 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2020
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	20.22%	8.84%	4.59%
MSCI ACWI EX USA IMI Index	11.59%	9.49%	5.53%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2020

Mutual Funds (86.5%)	Shares	Value

Vanguard International Growth Adm Class	4,684	$ 750,734
Artisan Developing World Inv Class	26,146	690,516
MFS International Intrinsic Value Class I	9,960	543,498
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	435,748
Brown Capital Management International Small Co Inv Class	16,996	434,930
Artisan International Small Mid Inv Class	20,737	421,161
Virtus KAR Emerging Markets Small Cap Class I	24,013	418,785
Invesco Oppenheimer Developing Markets Class Y	6,522	348,656
WCM Focused International Growth Class I	12,082	299,033
AllianzGI Global Water Class I	15,139	290,369
Vanguard Materials Index Adm Class	3,535	282,922
Fidelity International Capital Appreciation	10,204	282,551
MFS Global Real Estate Class R6	15,277	270,712
Fidelity Pacific Basin	5,700	250,000
Fidelity Nordic	3,777	249,320
Cohen & Steers Real Estate Securities Class I	15,168	247,246

Total Mutual Funds (Cost $ 4,465,000)		6,216,181

Short-Term Securities (13.2%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 946,549)		946,549

Total Short-term Securities (Cost $ 946,549)		946,549

Total Investments in Securities (Cost $ 5,411,549) (99.7%)		7,162,730

Net Other Assets and Liabilities (0.3%)		21,983

Net Assets (100%)		$ 7,184,713

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2020.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2020

Assets

Investments in securities at value (Cost $ 5,411,549)	$ 7,162,730
Cash	29,589
Dividends and interest receivable	2

Total Assets	7,192,321

Liabilities

Due to Advisor	7,608

Total Liabilities	7,608

Net Assets	$ 7,184,713

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 1,037,341)	$ 5,101,187
Distributable earnings (note 4)	2,083,526

Net Assets	$ 7,184,713

Net asset value per share	$ 6.93

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2020

Investment income
Dividend income from underlying funds	$ 51,879
Interest income from money market	698
Total investment income	52,577

Expenses
Investment advisory fees	59,717
Administrative service fees	14,929
Total expenses	74,646

Net investment loss	(22,069)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	102,909
Net realized gain from investments	245,815
Net change in unrealized appreciation on investments	865,845

Net realized and unrealized gain on investments	1,214,569

Net increase in net assets resulting from operations	$ 1,192,500

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2020 and 2019

	2020	2019
Increase in net assets from operations
Net investment income/(loss)	$ (22,069)	$ 58,384
Capital gain distributions from underlying funds	102,909	78,559
Net realized gain from investments	245,815	180,168
Net change in unrealized appreciation on investments	865,845	688,843
Net increase in net assets resulting from operations	1,192,500	1,005,954

Distributions to shareholders	(317,111)	(103,858)

Capital share transactions (note 5)	399,126	(75,139)
Total increase	1,274,515	826,957

Net assets at beginning of year	5,910,198	5,083,241
Net assets at end of year	$ 7,184,713	$ 5,910,198

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2020

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Virtus Newfleet Multi-Sector Short Term Bond Class I	2.8	Payden Corporate Bond	4.4	Lord Abbett Bond Debenture Class R6	3.0
		Guggenheim Total Return Bond Class P	3.6	PIMCO Diversified Income Class I	2.9
		Baird Core Plus Bond Class I	3.4	AlphaCentric Income Opportunities Class I	2.8
		Western Asset Core Plus Bond Class Fl	3.4
		Carillion Reams Core Plus Bond Class I	2.8

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Vanguard Emerging Markets Bond Adm Class	6.8	Dodge & Cox Global Bond	3.4	Artisan High Income Advisor	2.9
		Janus Henderson Developed World Bond Class T	3.4	Metropolitan West High Yield Class M	2.9
		T Rowe Price Global Multi-Sector Bond Inv Class	3.3	Diamond Hill High Yield Class I	2.3

Bank Loan	%	Preferred Stock	%	Utilities	%
Catalyst Floating Rate Income Class I	4.6	No investments in this category		Vanguard Utilities Index Adm Class	4.2

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Adm Class	4.0	Nuveen NWQ Flexible Income Class I	3.5	Columbia Convertible Securities Class I3	6.7
Fidelity Strategic Dividend and Income	3.9

Short-Term Securities and Other Assets – 19.0%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2020

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2020
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	5.26%	4.76%	3.31%
Barclays Capital Aggregate Bond Index	7.51%	4.44%	3.63%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2020

Mutual Funds (81.0%)	Shares	Value

Vanguard Emerging Markets Bond Adm Class	21,233	$ 603,863
Columbia Convertible Securities Class I3	19,247	589,532
Catalyst Floating Rate Income Class I	42,039	401,897
Payden Corporate Bond	32,083	392,696
Vanguard Utilities Index Adm Class	5,326	366,688
Vanguard High Dividend Yield Index Adm Class	12,821	353,851
Fidelity Strategic Dividend and Income	21,036	340,782
Guggenheim Total Return Bond Class P	10,698	317,406
Nuveen NWQ Flexible Income Class I	13,941	311,305
Western Asset Core Plus Bond Class FI	24,273	304,870
Janus Henderson Developed World Bond Class T	29,965	301,743
Dodge & Cox Global Bond	24,814	300,000
Baird Core Plus Bond Class I	24,414	296,391
T Rowe Price Global Multi-Sector Bond Inv Class	24,069	287,862
Lord Abbett Bond Debenture Class R6	31,196	261,109
Artisan High Income Advisor	25,432	257,375
Metropolitan West High Yield Class M	24,084	256,730
PIMCO Diversified Income Class I	22,432	256,169
Carillion Reams Core Plus Bond Class I	7,011	250,140
Virtus NewFleet Multi-Sector Short Term Bond Class I	51,594	247,651
AlphaCentric Income Opportunities Class I	22,191	244,768
Diamond Hill High Yield Class I	17,544	200,000

Total Mutual Funds (Cost $ 6,585,000)		7,142,828

Short-Term Securities (15.1%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 1,330,648)		1,330,648

Total Short-term Securities (Cost $ 1,330,648)		1,330,648

Total Investments in Securities (Cost $ 7,915,648) (96.1%)		8,473,476

Net Other Assets and Liabilities (3.9%)		340,865

Net Assets (100%)		$ 8,814,341

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2020.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2020

Assets

Investments in securities at value (Cost $ 7,915,648)	$ 8,473,476
Cash	314,417
Dividends and interest receivable	35,866

Total Assets	8,823,759

Liabilities

Due to Advisor	9,418

Total Liabilities	9,418

Net Assets	$ 8,814,341

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,593,507)	$ 8,185,031
Distributable Income (note 4)	629,310

Net Assets	$ 8,814,341

Net asset value per share	$ 5.53

.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2020

Investment income
Dividend income from underlying funds	$ 78,439
Interest Income from underlying funds	157,681
Interest income from money market	1,141
Total investment income	237,261

Expenses
Investment advisory fees	76,180
Administrative service fees	19,045
Total expenses	95,225

Net investment income	142,036

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	74,853
Net realized gain from investments	49,353
Net change in unrealized appreciation on investments	210,039
Net realized and unrealized gain on investments	334,245

Net increase in net assets resulting from operations	$ 476,281

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2020 and 2019

	2020	2019
Increase in net assets from operations
Net investment income	$ 142,036	$ 167,230
Capital gain distributions from underlying funds	74,853	43,105
Net realized gain/(loss) from investments	49,353	(50,793)
Net change in unrealized appreciation on investments	210,039	477,295
Net increase in net assets resulting from operations	476,281	636,837

Distributions to shareholders	(167,230)	(135,481)

Capital share transactions (note 5)	1,395,421	970,162
Total increase	1,704,472	1,471,518

Net assets at beginning of year	7,109,869	5,638,351
Net assets at end of year	$ 8,814,341	$ 7,109,869

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment income has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2020

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend and interest income from underlying funds are recorded on the ex-dividend date. Interest income from money market funds are recognized on an accrual basis when earned.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost. Capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents:  The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Except for the declared distributions to the shareholders on January 9, 2020 (note 4), management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.68% of average net assets.

For the year ended December 31, 2020 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$70,457
MH Elite Fund of Funds	$137,999
MH Elite Select Portfolio of Funds	$59,717
MH Elite Income Fund of Funds	$76,180

For the year ended December 31, 2020 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$17,614
MH Elite Fund of Funds	$34,500
MH Elite Select Portfolio of Funds	$14,929
MH Elite Income Fund of Funds	$19,045

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2020 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$2,550,000	$2,564,164
MH Elite Fund of Funds	$3,250,000	$3,189,071
MH Elite Select Portfolio of Funds	$1,150,000	$1,687,673
MH Elite Income Fund of Funds	$1,880,000	$1,684,353

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of distributable earnings on a tax basis for each Fund were:

For the year ended December 31, 2020

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$38,367	$-	$-	$142,036
Undistributed capital gain	$480,615	$1,045,364	$332,345	$-
Capital loss carry forwards	$-	$-	$-	$(70,554)
Unrealized appreciation/(depreciation)	$2,388,475	$4,941,046	$1,751,181	$557,828
Total distributable earnings	$2,907,457	$5,986,410	$2,083,526	$629,310

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

4.      INCOME TAXES (Continued)

At December 31, 2020, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2021 with an ex and pay date of January 8, 2021.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$38,367[2]	$0.038368	$-	$-
Long Term Capital Gain	$480,615	$0.480636	$1,045,364	$0.555289

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [2]	$-	$-	$132,202[3]	$0.082963
Long Term Capital Gain	$332,345	$0.321159	$-	$-

1 For Federal income tax purposes - short term realized gains are included in ordinary income.

2 Ordinary income is comprised of net investment loss from investment operations of ($18,706), short term capital gain distributions from underlying funds of $78,776 and net short term realized loss from investments of ($21,703).

3 Ordinary income is comprised of net investment income from investment operations of $132,202.

At December 31, 2019, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2020 with an ex and pay date of January 9, 2020.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$42,817	$0.042938	$43,746	$0.023022
Long Term Capital Gain	$195,538	$0.196095	$519,849	$0.273587

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$65,814	$0.067969	$167,230	$0.126501
Long Term Capital Gain	$251,297	$0.259531	$-	$-

1 For Federal income tax purposes - short term realized gains are included in ordinary income.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

4.      INCOME TAXES (Continued)

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2020. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2020, the net investment losses for the following Funds are:

Fund of Funds - $37,429       Select Portfolio - $5,689

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2020, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ -
Long term	$-	$-	$-	$ 70,554
Total	$-	$-	$-	$ 70,554

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Funds’ 2020  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2020, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

Fund	Appreciation	Depreciation	Net Unrealized Appreciation
MH Elite Small Cap Fund of Funds	$2,388,475	$-	$2,388,475
MH Elite Fund of Funds	$4,945,350	$4,304	$4,941,046
MH Elite Select Portfolio of Funds	$1,752,828	$1,647	$1,751,181
MH Elite Income Fund of Funds	$590,409	$32,581	$557,828

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2020, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	49,379	$ 346,930	60,256	$ 429,386
Shares issued in reinvestment of distributions	32,341	238,355	67,399	433,374
	81,720	585,285	127,655	862,760
Shares redeemed	(77,384)	(553,188)	(60,257)	(423,450)
Net Increase	4,336	$ 32,097	67,398	$ 439,310

	MH Elite Fund of Funds
	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	115,031	$ 865,237	85,793	$ 579,428
Shares issued in reinvestment of distributions	77,630	563,595	68,800	422,431
	192,661	1,428,832	154,593	1,001,859
Shares redeemed	(207,158)	(1,469,178)	(152,113)	(1,014,686)
Net Increase/(Decrease)	(14,497)	$ (40,346)	2,480	$ (12,827)

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	92,917	$ 545,715	57,389	$ 325,562
Shares issued in reinvestment of distributions	54,674	317,111	19,973	103,858
	147,591	862,826	77,362	429,420
Shares redeemed	(80,820)	(463,700)	(90,831)	(504,559)
Net Increase/(decrease)	66,771	$ 399,126	(13,469)	$ (75,139)

	MH Elite Income Fund of Funds
	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	427,402	$ 2,184,263	202,642	$1,058,982
Shares issued in reinvestment of distributions	31,733	167,230	27,593	135,481
	459,135	2,351,493	230,235	1,194,463
Shares redeemed	(187,597)	(956,072)	(43,979)	(224,301)
Net Increase	271,538	$ 1,395,421	186,256	$ 970,162

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2020

6.

SECURITIES VALUATIONS (Continued)

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2020:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 8,814,845	$ 15,963,034	$ 7,162,730	$ 8,473,476
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 8,814,845	$ 15,963,034	$ 7,162,730	$ 8,473,476

The Funds did not hold any Level 3 investments during the year ended December 31, 2020.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2020. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

  of MH Elite Portfolio of Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds Trust), (collectively the “Funds”) including the schedules of investments, as of December 31, 2020,  the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of December 31, 2020, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007

Abington, Pennsylvania

February 26, 2021

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2020

Unaudited

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk, which is the risk that our Funds would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund(s). The Program is overseen by the Adviser, MH Investment Management Inc.and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

Assessment and management of the Trust’s liquidity risk under the Program takes into consideration certain factors, such as the individual Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings into four liquidity categories, highly liquid, moderately liquid, less liquid and illiquid investments. As the Trust invests in other open-end registered investment companies, our portfolios are classified as highly liquid investments and can be converted into cash within 3 business days to meet shareholder redemption requests without diluting remaining shareholder’ interests in a Fund. Each of the underlying funds we invest in will have their own liquidity risk management policy.

The Trust’s board will exercise general oversight of the liquidity risk management program. The Trustees must also act with reasonable business judgement on behalf of shareholders. The board, on an annual basis, will review any material changes to the liquidity risk management program to ensure the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards are appropriately designed to be in compliance with Rule 22e-4. There were no identified events that created liquidity related concerns for the Funds.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION – (Continued)

December 31, 2020

Unaudited

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2020 through December 31, 2020.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period July 1, 2020 to December 31, 2020 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,312	$7.26	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,210	$6.94	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,238	$7.03	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,084	$6.55	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.40

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.68% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 366 (to reflect the one-half year period).

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

December 31, 2020

 Unaudited

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All independent and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
INDEPENDENT TRUSTEES (c)
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 56	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 75	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 52	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 65	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 625 Downer Street Westfield, NJ 07090 45	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION – (Continued)

December 31, 2020

Unaudited

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 69	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 65	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the ‘Act’) requires that the Investment Advisory Agreement be approved annually by a vote of a majority of the Board of Trustees and including a majority of the Trustees who are considered Independent Trustees as defined by the Act. Matters considered by the Board of Trustees in order to approve the investment advisory contract included, but were not limited to:

1.

The Board considered the benefit to shareholders of investing in a fund of funds,

2.

The nature, extent and quality of the services to be provided by the Investment Adviser,

3.

Investment performance,

4.

Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,

5.

Possible conflicts of interest between the Funds and the Adviser,

6.

Brokerage and portfolio transactions,

7.

Overall fund expenses and expense ratios based on information provided.  The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,

8.

Sales and redemptions of Fund shares.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, and that the investment advisory contract was unanimously approved.  The investment advisory contract with MH Investment Management Inc. was approved by the Board for the period January 1, 2021 through December 31, 2021.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2020

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2020	2019
Audit Fees	$25,510	$25,115
Audit-Related	0	0
Tax Fees	4,250	4,000
All Other Fees	0	0
Total	$29,760	$29,115

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/ Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: March 5, 2021